Product Name:                              Aetos Capital Opportunities Fund, LLC
 As of June 30, 2007

Product Description:                            The Aetos Capital Opportunities Fund is a SEC-registered 1940 Act Fund, designed to provide            U.S. and Offshore
investors a consistent absolute return with moderate to aggressive risk and           return objectives.  Employing a disciplined approach to strategy allocation, manager
selection and             portfolio monitoring, this Fund allocates capital to those managers which are: (a) niche strategies      by style, sector,
geographic region; (b) smaller hedge funds with less than $500 million in assets                                       under management; (c) undiscovered or newly organized
managers; or (d) funds seeking longer-  term investment opportunities.

Total Firm Assets1:                               $11,502MM

Total FoHF Assets:                               $4,385MM

Total Strategy Assets2 :                         $2,425MM – Separate Accounts                                                                                                                                                  $1,960MM –
Funds/Portfolios

                                       $2,045MM – Portable Alpha3

Auditor:                                                     PricewaterhouseCoopers LLP

Custodian:                                                SEI Private Trust Company, Inc.

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

For More Information Please Contact:   Andrea Bollyky     (212) 201-2518    abollyky@aetoscapital.com

Quarterly

Redemptions

90 Days

Notice Period

2 Years

Lock-Up

Monthly

Contributions

$1 Million

Minimum Investment

Yes

High Water Mark

T-bills

Hurdle Rate

10.0%

Performance Fee

1.00% (0.75% on investments of $25mm+)

Management Fee

Terms5

Current Sub-Strategy Allocation4

Since inception through 6/30/07:

13.02%

3.20%

4.54%

7.32%

Average Annualized Return

20.65%

6.11%

4.89%

10.67%

1 Year Return

-

-

-

-

2 Year Cumulative Return

-

-

-

-

3 Year Cumulative Return

-

-

-

0.21

Beta:  S&P 500 DRI Index

-

-

-

-0.24

Beta: Lehman Agg. Bond Comp. Index

-1.44%

-0.68%

-

-2.18%

Largest Calendar Qtr. Drawdown

1.26

-0.48

-

0.92

Sharpe Ratio

6.75%

2.80%

0.14%

3.01%

Annualized Standard Deviation

S&P 500 DRI Index

Lehman Agg. Bond
Composite Index

90-Day Treasury
Bills

Aetos Capital Opportunities
Fund

As of 6/30/07:

2.96%

3.59%

1.54%

0.50%

0.69%

0.35%

0.00%

-0.02%

-0.80%

-1.44%

0.04%

1.25%

-0.14%

1.60%

2006

-

7.36%

-

-

-

-

-

-

1.06%

1.88%

1.62%

1.67%

0.62%

0.30%

2007

Standard
Deviation

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

-

2.92%

0.27%

0.37%

-0.46%

1.44%

1.27%

-

-

-

-

-

-

-

2005

Investment Performance6 (US$)

Real Assets:  14%

Long/Short

Equity:   52%

Credit : Short Only: 7%

Event-Driven: 18%

Other:  9%

Sep-05
Dec-05
Mar-06
June-06
Sep-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Long Short Equity
Credit- Short Only
Real Assets
Other
Event-Driven

        Assets Under Management:

                     1 Total Firm Assets:               Aetos Absolute Return – $4,385MM

                                                Aetos Fund Advisory - $387MM

                          Aetos Capital Asia (Opportunistic Real Estate) - $2,940MM

     Aetos Capital Management Asia (Public/Private Asian Securities) - $210MM

     AEA Investors, LLC (Private Equity) - $3,580MM

   2 Aetos Capital currently offers the following hedge fund of funds strategies to our clients:

                       Aetos Funds: SEC-registered, strategy-specific hedge fund of funds:

                        Aetos Capital Multi-Strategy Arbitrage Fund

                        Aetos Capital Distressed Investment Strategies Fund

                        Aetos Capital Long/Short Strategies Fund

                        Aetos Capital Market Neutral Strategies Fund

                        Aetos Capital Opportunities Fund

                        Aetos Portfolios: Tactical allocations to the Funds managed to specific return and volatility targets:

                        Aetos Capital Conservative Portfolio (lower volatility)

                        Aetos Capital Balanced Portfolio (low volatility)

                        Aetos Capital Growth Portfolio (moderate volatility)

                    Custom Portfolios: Customized allocations to the Funds managed to client-specific return and volatility targets

                    Separate Accounts: Direct investments made in the client's name with underlying managers

                    Portable Alpha Mandates: Can utilize both commingled vehicles and separate accounts

                   3  These assets are also included in the count for Funds/Portfolios and the Separate Accounts, as Aetos currently operates only the alpha portion                    of its portable alpha accounts.

     4  Historical Allocations:

     5  Terms:

                       Terms associated with an investment in the Funds through the investment program described in the prospectuses

     6  Investment Performance:

    Performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.

    Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

    Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.

Aetos Capital, LP 875 Third Avenue  New York, NY 10022  (212) 201-2500

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

Aetos Capital: Portfolios and Products